PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited)
1
Voya Small Cap Growth Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.2%
Consumer Discretionary : 9.4%
344,723
(1)
Cava Group, Inc.
$ 22,665,537
1.1
333,045
(1)
Dutch Bros, Inc.
- Class A
16,272,579
0.8
105,739
(1)
Five Below, Inc.
26,100,615
1.2
355,417
(1)
Floor & Decor
Holdings, Inc. - Class A
17,866,812
0.8
542,134
(1)
Life Time Group
Holdings, Inc.
22,780,471
1.1
137,593
(1)
Modine Manufacturing
Co.
24,550,719
1.2
601,630
(1)
Navan, Inc. - Class A
17,483,368
0.8
290,834
(1)
Skyline Champion
Corp.
25,962,751
1.2
306,799
(1)
Victoria's Secret & Co.
26,203,702
1.2
199,886,554
9.4
Consumer Staples : 3.1%
617,925
(1)
Celsius Holdings, Inc.
19,433,741
0.9
204,246
(1)
Chefs' Warehouse, Inc.
22,971,548
1.1
142,348
PriceSmart, Inc.
24,200,583
1.1
66,605,872
3.1
Energy : 5.4%
1,002,809
(1)
National Energy
Services Reunited
Corp.
35,208,624
1.7
1,240,476  Northern Oil and Gas,
Inc.
32,264,781
1.5
277,574  Solaris Oilfield
Infrastructure, Inc.
- Class A
14,092,432
0.7
345,693
(1)
Tidewater, Inc.
32,190,932
1.5
113,756,769
5.4
Financials : 9.5%
413,754
Ameris Bancorp
34,858,775
1.6
34,991
(1)
Dave, Inc.
12,579,964
0.6
74,275  FirstCash Holdings,
Inc.
15,929,759
0.8
701,153
Glacier Bancorp, Inc.
32,470,396
1.5
322,177
(1)
Goosehead Insurance,
Inc. - Class A
22,117,451
1.1
158,269
Palomar Holdings, Inc.
20,981,721
1.0
462,418
Piper Sandler Cos.
34,709,095
1.6
410,881
(1)
StoneX Group, Inc.
28,137,131
1.3
201,784,292
9.5
Health Care : 29.0%
1,034,813
(1)
Alignment Healthcare,
Inc.
13,866,494
0.7
214,355
(1)
Arrowhead
Pharmaceuticals, Inc.
17,660,708
0.8
71,596
(1)
Axsome Therapeutics,
Inc.
14,213,238
0.7
530,569
(1)
BrightSpring Health
Services, Inc.
30,985,230
1.5
165,320
(1)
Celcuity, Inc.
14,723,399
0.7
506,642
(1)
Cogent Biosciences,
Inc.
17,732,470
0.8
122,945
(1)
Cytokinetics, Inc.
8,718,030
0.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
106,664
(1)
Guardant Health, Inc.
$ 16,961,709
0.8
454,297
(1)
HeartFlow, Inc.
22,892,026
1.1
242,113
(1)
Hinge Health, Inc.
- Class A
22,409,979
1.1
158,747
(1)
ICON PLC
26,191,668
1.2
132,466
(1)
iRhythm Technologies,
Inc.
15,755,506
0.7
50,843
(1)
Krystal Biotech, Inc.
18,270,941
0.9
155,630
(1)
Kymera Therapeutics,
Inc.
18,490,400
0.9
129,600
LeMaitre Vascular, Inc.
10,404,288
0.5
1,369,894
(1)
LifeStance Health
Group, Inc.
16,931,890
0.8
70,352
(1)
Ligand
Pharmaceuticals, Inc.
19,987,003
0.9
179,661
(1)
Merit Medical Systems,
Inc.
16,288,066
0.8
196,143
(1)
Oruka Therapeutics,
Inc.
18,166,765
0.9
62,191
(1)
Praxis Precision
Medicines, Inc.
21,785,507
1.0
196,438
(1)
Protagonist
Therapeutics, Inc.
29,023,715
1.4
268,084
(1)
PTC Therapeutics, Inc.
18,642,561
0.9
425,557
(1)
RadNet, Inc.
32,265,732
1.5
261,558
(1)
Repligen Corp.
47,336,767
2.2
146,491
(1)
Rhythm
Pharmaceuticals, Inc.
15,547,090
0.7
497,634
(1)
Scholar Rock Holding
Corp.
28,265,611
1.3
172,270
(1)
Spyre Therapeutics,
Inc.
15,388,879
0.7
563,766
(1)
Tango Therapeutics,
Inc.
12,876,415
0.6
485,815
(1)
TG Therapeutics, Inc.
26,379,755
1.2
140,646
(1)
Twist Bioscience Corp.
19,549,794
0.9
229,316
(1)
Vera Therapeutics, Inc.
7,815,089
0.4
615,526,725
29.0
Industrials : 18.1%
644,874
(1)
Casella Waste
Systems, Inc. - Class A
59,489,626
2.8
244,710
(1)
CECO Environmental
Corp.
17,423,352
0.8
173,947
(1)
Construction Partners,
Inc. - Class A
18,473,171
0.9
78,109
(1)
Dycom Industries, Inc.
22,746,122
1.1
192,753  Granite Construction,
Inc.
23,238,302
1.1
139,205
Herc Holdings, Inc.
21,206,490
1.0
124,735
(1)
Huron Consulting
Group, Inc.
19,943,879
0.9
367,870
(1)
Karman Holdings, Inc.
15,248,212
0.7
239,580
(1)
Mercury Systems, Inc.
20,922,521
1.0
780,781
(1)
QXO, Inc.
10,368,772
0.5
214,129  Rush Enterprises, Inc.
- Class A
16,451,531
0.8
49,030
(1)
Saia, Inc.
17,412,024
0.8
47,775
(1)
SPX Technologies, Inc.
9,399,731
0.4

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)
2
Voya Small Cap Growth Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
131,072  Standex International
Corp.
$ 37,966,316
1.8
300,083
Terex Corp.
19,058,271
0.9
151,924
VSE Corp.
31,703,500
1.5
64,681  Watts Water
Technologies, Inc.
- Class A
23,657,076
1.1
384,708,896
18.1
Information Technology : 16.8%
282,456
(1)
ACI Worldwide, Inc.
15,049,256
0.7
502,697
(1)
Allegro MicroSystems,
Inc.
18,222,766
0.9
585,425
(1)
Applied Digital Corp.
14,875,649
0.7
494,515
(1)
Box, Inc. - Class A
17,693,747
0.8
259,437
Cognex Corp.
15,815,279
0.8
115,405
(1)
CommVault Systems,
Inc.
15,870,495
0.8
640,240
(1)
D-Wave Quantum, Inc.
11,012,128
0.5
335,551
(1)
Hut 8 Corp.
26,387,731
1.2
102,001
(1)
Impinj, Inc.
17,780,814
0.8
107,727
InterDigital, Inc.
36,091,777
1.7
155,474
(1)
JFrog Ltd.
15,558,283
0.7
423,879
(1)
LightPath
Technologies, Inc.
- Class A
4,264,223
0.2
163,336
(1)
MaxLinear, Inc.
9,785,460
0.5
904,928
(1)
Ondas, Inc.
6,927,224
0.3
64,237
(1)
OSI Systems, Inc.
13,355,515
0.6
386,939
(1)
Ouster, Inc.
13,326,179
0.6
154,535
(1)
Semtech Corp.
20,546,974
1.0
303,745
(1)
ServiceTitan, Inc.
- Class A
29,779,160
1.4
104,779  Silicon Motion
Technology Corp.,
ADR
25,863,648
1.2
23,255
(1)
SiTime Corp.
13,148,842
0.6
372,957
(1)
Varonis Systems, Inc.
16,324,328
0.8
357,679,478
16.8
Materials : 4.0%
1,193,503
(1)
Almonty Industries,
Inc.
21,244,353
1.0
471,606
Celanese Corp.
21,448,641
1.0
484,183
Chemours Co.
7,533,888
0.4
415,360
Element Solutions, Inc.
14,761,895
0.7
556,536
(1)
Suncrete, Inc. - Class
A
9,544,592
0.4
575,304
(1)
USA Rare Earth, Inc.
10,251,917
0.5
84,785,286
4.0
Real Estate : 1.9%
720,614  American Healthcare
REIT, Inc.
39,785,099
1.9
Total Common Stock
(Cost $1,775,950,438)
2,064,518,971
97.2
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.7%
Mutual Funds : 2.7%
57,532,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.580%
(Cost $57,532,000) $ 57,532,000 2.7
Total Short-Term
Investments
(Cost $57,532,000)
$ 57,532,000
2.7
Total Investments in
Securities
(Cost $1,833,482,438) $ 2,122,050,971 99.9
Assets in Excess of
Other Liabilities 2,747,724 0.1
Net Assets $ 2,124,798,695 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of August 31, 2026.

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)
3
Voya Small Cap Growth Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 2,064,518,971 $ — $ — $ 2,064,518,971
Short-Term Investments 57,532,000 — — 57,532,000
Total Investments, at fair value $ 2,122,050,971 $ — $ — $ 2,122,050,971
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 374,217,028
Gross Unrealized Depreciation (85,648,495)
Net Unrealized Appreciation $ 288,568,533